Description of Business Narrative (Details) $ in Millions									12 Months Ended
		Nov. 12, 2015 USD ($) terminals	Jul. 22, 2015	Dec. 02, 2014 USD ($) facility	Jun. 23, 2014 USD ($)	Dec. 06, 2013 terminals	Jun. 19, 2013 USD ($)	Jun. 01, 2013 terminals	Dec. 31, 2015 USD ($) mi terminals systems system facility	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Sep. 30, 2015 terminals	Jul. 01, 2014 terminals
Acquisition
Deferred income tax expense | $									$ 1
Environmental liability insurance deductible | $									1
Capitalized interest costs | $									9	$ 6		$ 2
Goodwill | $									$ 130	$ 164	[1]
Number of assets									29
Percentage of revenue									55.00%	83.00%		87.00%
Borrowings under revolving credit agreement | $	[2]								$ 476	$ 646		$ 794
Fractionation Facility
Acquisition
Number of assets | facility				1
Regulated Common Carrier Pipeline
Acquisition
Number of assets									1
Jet Fuel Pipeline
Acquisition
Number of assets									1
Regulated Common Carrier Refined Products Pipeline System
Acquisition
Number of assets									1
Crude Oil And Refined Products Terminals And Storage Facilities
Acquisition
Number of assets		1							27
Marine Terminals
Acquisition
Number of assets									4
Rail Car Unloading Facility
Acquisition
Number of assets | facility									1
Petroleum Coke Handling And Storage Facility
Acquisition
Number of assets | facility									1
Crude oil and refined products pipeline
Acquisition
Number of miles | mi									130
Minimum
Acquisition
Property, plant and equipment, estimated useful life (years)									3 years
Financial instruments, outstanding term									90 days
Maximum
Acquisition
Percent of trade payables outstanding									4.00%
Property, plant and equipment, estimated useful life (years)									28 years
Cash equivalents maturity period (months)									3 months
Percent of trade receivables outstanding									1.00%
LA Storage and Handling Assets Acquisition
Acquisition
Number of assets | facility									97
Effective date of acquisition		Nov. 12, 2015
Purchase price | $		$ 500
Percent of fee interest									50.00%
High plains System
Acquisition
Number of assets | system									1
Regulated common carrier refined products pipeline system
Acquisition
Environmental liability insurance deductible | $									$ 5
West Coast Logistics Assets Acquisition
Acquisition
Purchase price | $					$ 270
West Coast Logistics Assets Acquisition | Truck terminals
Acquisition
Number of assets														3
West Coast Logistics Assets Acquisition | Storage tanks
Acquisition
Number of assets														10
West Coast Logistics Assets Acquisition | Rail loading and unloading facilities
Acquisition
Number of assets														2
West Coast Logistics Assets Acquisition | Refined products pipeline
Acquisition
Number of assets													1
Los Angeles Logistics Assets Acquisition
Acquisition
Effective date of acquisition						Dec. 06, 2013
Los Angeles Logistics Assets Acquisition | Marine storage terminals
Acquisition
Number of assets						1
Los Angeles Logistics Assets Acquisition | Marine Terminals
Acquisition
Number of assets						2
Los Angeles Logistics Assets Acquisition | Products terminal
Acquisition
Number of assets						1
Los Angeles Logistics Assets Acquisition | Petroleum Coke Handling And Storage Facility
Acquisition
Number of assets						1
Los Angeles Logistics Assets Acquisition | Minimum | Crude oil and refined products pipeline
Acquisition
Number of miles						100
Los Angeles Terminal Assets Acquisition
Acquisition
Effective date of acquisition								Jun. 01, 2013
Los Angeles Terminal Assets Acquisition | Marketing terminals
Acquisition
Number of assets								6
Rockies Natural Gas Business Acquisition
Acquisition
Goodwill | $									$ 121
Effective date of acquisition			Jul. 22, 2015	Dec. 02, 2014
Purchase price | $				$ 2,500
Northwest Products System
Acquisition
Goodwill | $										$ 9
Effective date of acquisition							Jun. 19, 2013
Purchase price | $							$ 355
Williston Gathering System
Acquisition
Number of assets | system									1
Uinta Basin Gathering System
Acquisition
Number of assets | systems									1
Green River System
Acquisition
Number of assets | system									1
Vermillion Gathering System
Acquisition
Number of assets | system									1
Gathering | Rockies Natural Gas Business Acquisition
Acquisition
Goodwill | $									$ 22
Processing | Gas Processing Complexes
Acquisition
Number of assets | facility									4
Processing | Fractionation Facility
Acquisition
Number of assets | facility									1
Processing | Rockies Natural Gas Business Acquisition
Acquisition
Goodwill | $									$ 99
Crude oil
Acquisition
Percent retained for volume losses									0.20%
Distillates | Northwest Products System
Acquisition
Percent retained for volume losses									0.125%
Refined products
Acquisition
Percent retained for volume losses									0.25%
Refined products | Northwest Products System
Acquisition
Percent retained for volume losses									0.25%

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.